Balance Sheet - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
ASSETS
Cash	$ 17,964,000		$ 10
Stockholder's Equity:
Preferred stock, $0.01 par value: 100 shares authorized; 0 shares issued	16,000
Common stock, $0.01 par value: 900 shares authorized; 10 shares issued and outstanding	53,000
Additional paid-in capital	137,787,000		10
Total Stockholder's Equity	$ 123,865,000	$ 86,297,000	$ 10